Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial result
Finance expense	€ (720)	€ (947)	€ (1,169)	€ (1,995)
Interest expense on lease liabilities	(289)	(33)	(580)	(70)
Interest expense from the application of the effective interest rate method	(133)	(583)	(256)	(1,150)
Expense from revaluation of derivative financial instruments	(298)		(333)
Fair value valuation of financial assets		(330)		(773)
Other		(1)		(2)
Finance income	42	1,040	71	2,439
Payout of bond funds				77
Interest income from term deposits	39		66
Income from revaluation of derivative financial instruments		1,037		2,353
Other	3	3	5	9
Financial result	€ (678)	€ 93	€ (1,098)	€ 444